Intangible Lease Liabilities, Net (Schedule of Estimated Future Amortization Income of Below-Market Leases) (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Below Market Lease, Net, Amortization Income, Fiscal Year Maturity [Abstract]
2019		$ 4,927
2020		4,871
2021		4,843
2022		3,752
2023		3,091
Thereafter		36,122
Total	$ 56,374	$ 57,606	$ 61,294